Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowances (in dollars)	$ 328,000	$ 336,000	$ 225,000
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	20,000,000	51,752,313	50,067,383
Convertible preferred stock, shares issued	0	25,876,142	25,033,684
Convertible preferred stock, shares outstanding	0	25,876,142	25,033,684
Convertible preferred stock, liquidation preference (in dollars)	$ 0	$ 119,384,828	$ 107,084,942
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	100,000,000	75,000,000
Common stock, shares issued	37,964,462	3,195,418	2,695,291
Common stock, shares outstanding	37,964,462	3,195,418	2,695,291